PROPERTY, PLANT AND EQUIPMENT - Rollforward of Property, Plant and Equipment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Changes in property, plant and equipment [abstract]
Beginning balance	$ 32,668,158
Depreciation	5,038,092	$ 1,717,977
Ending balance	160,756,328	32,668,158
GROSS CARRYING AMOUNT
Changes in property, plant and equipment [abstract]
Beginning balance	36,100,046	7,166,158
Additions	135,522,720	29,027,701
Additions - Borrowing Costs	1,550,668
Disposal	(83,130)
Increase (decrease) through transfers, property, plant and equipment	0	0
Foreign currency translation adjustment	(4,278,307)	(93,813)
Ending balance	168,811,997	36,100,046
DEPRECIATION
Changes in property, plant and equipment [abstract]
Beginning balance	(3,431,888)	(1,719,351)
Disposal	58,142
Increase (decrease) through transfers, property, plant and equipment		0
Depreciation	5,038,092	1,717,977
Foreign currency translation adjustment	356,169	5,440
Ending balance	(8,055,669)	(3,431,888)
Leasehold improvements
Changes in property, plant and equipment [abstract]
Beginning balance	15,435,914
Ending balance	49,874,131	15,435,914
Leasehold improvements | GROSS CARRYING AMOUNT
Changes in property, plant and equipment [abstract]
Beginning balance	17,054,605	1,966,151
Additions	35,455,356	15,102,271
Additions - Borrowing Costs	0
Disposal	0
Increase (decrease) through transfers, property, plant and equipment	462,435	0
Foreign currency translation adjustment	(283,682)	(13,817)
Ending balance	52,688,714	17,054,605
Leasehold improvements | DEPRECIATION
Changes in property, plant and equipment [abstract]
Beginning balance	(1,618,691)	(774,384)
Disposal	0
Increase (decrease) through transfers, property, plant and equipment		0
Depreciation	1,339,208	847,151
Foreign currency translation adjustment	143,316	2,844
Ending balance	(2,814,583)	(1,618,691)
Machinery and equipment
Changes in property, plant and equipment [abstract]
Beginning balance	6,077,302
Ending balance	56,326,036	6,077,302
Machinery and equipment | GROSS CARRYING AMOUNT
Changes in property, plant and equipment [abstract]
Beginning balance	6,421,141	1,988,193
Additions	52,807,971	4,186,427
Additions - Borrowing Costs	515,919
Disposal	0
Increase (decrease) through transfers, property, plant and equipment	67,455	283,185
Foreign currency translation adjustment	(1,645,931)	(36,664)
Ending balance	58,166,555	6,421,141
Machinery and equipment | DEPRECIATION
Changes in property, plant and equipment [abstract]
Beginning balance	(343,839)	(96,356)
Disposal	0
Increase (decrease) through transfers, property, plant and equipment		84,588
Depreciation	1,581,078	165,129
Foreign currency translation adjustment	84,398	2,234
Ending balance	(1,840,519)	(343,839)
Rolling stock
Changes in property, plant and equipment [abstract]
Beginning balance	1,084,320
Ending balance	2,094,156	1,084,320
Rolling stock | GROSS CARRYING AMOUNT
Changes in property, plant and equipment [abstract]
Beginning balance	1,308,726	407,579
Additions	1,317,358	905,507
Additions - Borrowing Costs	0
Disposal	(83,130)
Increase (decrease) through transfers, property, plant and equipment	0	0
Foreign currency translation adjustment	(11,182)	(4,360)
Ending balance	2,531,772	1,308,726
Rolling stock | DEPRECIATION
Changes in property, plant and equipment [abstract]
Beginning balance	(224,406)	(120,439)
Disposal	58,142
Increase (decrease) through transfers, property, plant and equipment		0
Depreciation	278,078	104,269
Foreign currency translation adjustment	6,726	302
Ending balance	(437,616)	(224,406)
Computer equipment
Changes in property, plant and equipment [abstract]
Beginning balance	2,234,882
Ending balance	6,005,928	2,234,882
Computer equipment | GROSS CARRYING AMOUNT
Changes in property, plant and equipment [abstract]
Beginning balance	2,992,982	1,294,565
Additions	4,745,673	1,702,475
Additions - Borrowing Costs	0
Disposal	0
Increase (decrease) through transfers, property, plant and equipment	0	0
Foreign currency translation adjustment	(268,060)	(4,058)
Ending balance	7,470,595	2,992,982
Computer equipment | DEPRECIATION
Changes in property, plant and equipment [abstract]
Beginning balance	(758,100)	(363,142)
Disposal	0
Increase (decrease) through transfers, property, plant and equipment		0
Depreciation	781,479	396,321
Foreign currency translation adjustment	74,912	1,363
Ending balance	(1,464,667)	(758,100)
Furniture and office equipment
Changes in property, plant and equipment [abstract]
Beginning balance	416,535
Ending balance	863,759	416,535
Furniture and office equipment | GROSS CARRYING AMOUNT
Changes in property, plant and equipment [abstract]
Beginning balance	513,344	488,489
Additions	529,882	303,078
Additions - Borrowing Costs	0
Disposal	0
Increase (decrease) through transfers, property, plant and equipment	0	(283,185)
Foreign currency translation adjustment	(32,515)	4,962
Ending balance	1,010,711	513,344
Furniture and office equipment | DEPRECIATION
Changes in property, plant and equipment [abstract]
Beginning balance	(96,809)	(125,071)
Disposal	0
Increase (decrease) through transfers, property, plant and equipment		(84,588)
Depreciation	57,878	54,747
Foreign currency translation adjustment	7,735	(1,579)
Ending balance	(146,952)	(96,809)
Production moulds
Changes in property, plant and equipment [abstract]
Beginning balance	1,216,234
Ending balance	2,230,350	1,216,234
Production moulds | GROSS CARRYING AMOUNT
Changes in property, plant and equipment [abstract]
Beginning balance	1,462,683	416,858
Additions	1,978,942	1,051,343
Additions - Borrowing Costs	0
Disposal	0
Increase (decrease) through transfers, property, plant and equipment	0	0
Foreign currency translation adjustment	(137,567)	(5,518)
Ending balance	3,304,058	1,462,683
Production moulds | DEPRECIATION
Changes in property, plant and equipment [abstract]
Beginning balance	(246,449)	(114,635)
Disposal	0
Increase (decrease) through transfers, property, plant and equipment		0
Depreciation	864,400	132,470
Foreign currency translation adjustment	37,141	656
Ending balance	(1,073,708)	(246,449)
Master patterns and templates
Changes in property, plant and equipment [abstract]
Beginning balance	901,052
Ending balance	1,187,374	901,052
Master patterns and templates | GROSS CARRYING AMOUNT
Changes in property, plant and equipment [abstract]
Beginning balance	965,937	525,953
Additions	433,228	440,320
Additions - Borrowing Costs	0
Disposal	0
Increase (decrease) through transfers, property, plant and equipment	0	0
Foreign currency translation adjustment	(71,803)	(336)
Ending balance	1,327,362	965,937
Master patterns and templates | DEPRECIATION
Changes in property, plant and equipment [abstract]
Beginning balance	(64,885)	(46,954)
Disposal	0
Increase (decrease) through transfers, property, plant and equipment		0
Depreciation	81,543	17,890
Foreign currency translation adjustment	6,440	(41)
Ending balance	(139,988)	(64,885)
Prototypes
Changes in property, plant and equipment [abstract]
Beginning balance	0
Ending balance	64,536	0
Prototypes | GROSS CARRYING AMOUNT
Changes in property, plant and equipment [abstract]
Beginning balance	78,709	78,370
Additions	135,627	0
Additions - Borrowing Costs	0
Disposal	0
Increase (decrease) through transfers, property, plant and equipment	0	0
Foreign currency translation adjustment	(12,164)	339
Ending balance	202,172	78,709
Prototypes | DEPRECIATION
Changes in property, plant and equipment [abstract]
Beginning balance	(78,709)	(78,370)
Disposal	0
Increase (decrease) through transfers, property, plant and equipment		0
Depreciation	54,428	0
Foreign currency translation adjustment	(4,499)	(339)
Ending balance	(137,636)	(78,709)
Construction in progress
Changes in property, plant and equipment [abstract]
Beginning balance	5,301,919
Ending balance	42,110,058	5,301,919
Construction in progress | GROSS CARRYING AMOUNT
Changes in property, plant and equipment [abstract]
Beginning balance	5,301,919	0
Additions	38,118,683	5,336,280
Additions - Borrowing Costs	1,034,749
Disposal	0
Increase (decrease) through transfers, property, plant and equipment	(529,890)	0
Foreign currency translation adjustment	(1,815,403)	(34,361)
Ending balance	42,110,058	5,301,919
Construction in progress | DEPRECIATION
Changes in property, plant and equipment [abstract]
Beginning balance	0	0
Disposal	0
Increase (decrease) through transfers, property, plant and equipment		0
Depreciation	0	0
Foreign currency translation adjustment	0	0
Ending balance	$ 0	$ 0